Goodwill And Other Intangible Assets (Schedule Of Estimated Amortization Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
2013	¥ 60,239
2014	51,955
2015	42,990
2016	34,447
2017	¥ 26,371